Statements of Cash Flow Data (Tables)	12 Months Ended
Dec. 31, 2011
Statements of Cash Flow Data
Schedule of supplemental cash flow statement disclosure
	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid for interest	$545,406	$472,586	$357,419
Cash received for interest	11,468	13,744	13,985
Cash paid for income taxes	14,661	12,978	12,384
Cash paid for income taxes to DISH Network	384,462	428,591	400,468
Vendor financing		40,000	—
Satellite and other assets financed under capital lease obligations	10,548	5,282	140,109